Leases - Schedule of Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 2,885
2026	1,232
2027	451
2028	175
2029 and after	256
Total undiscounted lease liability	4,999
Less: present value adjustment	(761)
Operating lease liability	$ 4,238	$ 2,133